Equity	12 Months Ended
Mar. 31, 2015
Equity

12. Equity:

(a) Dividends

The Companies Act of Japan (“Companies Act”) provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.

The distributable amount available for the payments of dividends to shareholders as of March 31, 2015 was ¥3,830,140 million and was included in “Additional paid-in capital” and “Retained earnings.”

In the general meeting of shareholders held on June 18, 2015, the shareholders approved cash dividends of ¥135,852 million or ¥35 per share, payable to shareholders of record as of March 31, 2015, which were declared by the board of directors on April 28, 2015.

(b) Issued shares and treasury stock

With regard to the acquisition of treasury stock, the Companies Act provides that (i) it can be done according to the resolution of the general meeting of shareholders, and (ii) the acquisition of treasury stock through open market transactions can be done according to the resolution of the board of directors if the articles of incorporation contain such a provision. The provision is stipulated in NTT DOCOMO, INC.’s articles of incorporation. In accordance with the above (ii), the provision that NTT DOCOMO, INC. may repurchase treasury stock through open market transactions by a resolution of the Board of Directors is stipulated in NTT DOCOMO, INC.’s articles of incorporation in order to improve capital efficiency and to implement flexible capital policies in accordance with the business environment.

On April 26, 2013, the board of directors approved a stock split and the adoption of a unit share system from October 1, 2013. Based on the intent of the “Action Plan for Consolidating Trading Units” announced by stock exchanges of Japan in November 2007, NTT DOCOMO, INC. conducted the 1:100 stock split and adopted the unit share system which sets 100 shares as a share–trading unit. There was no effective change to the investment units due to the stock split and adoption of the unit share system.

Public notice date of record date, record date and effective date were September 13, 2013, September 30, 2013 and October 1, 2013, respectively.

NTT DOCOMO, INC. has reflected the effect of this split in the consolidated financial statements and notes to the consolidated financial statements.

On April 25, 2014, the board of directors resolved that NTT DOCOMO, INC. may repurchase up to 320 million outstanding shares of its common stock for an amount in total not exceeding ¥500,000 million during the period from April 26, 2014 through March 31, 2015. NTT DOCOMO, INC. also carries out compulsory acquisition of less-than-one-unit shares upon request.

The changes in the number of issued shares and treasury stock were as follows. NTT DOCOMO, INC. has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2012	4,365,000,000	218,239,900

As of March 31, 2013	4,365,000,000	218,239,900

As of March 31, 2014	4,365,000,000	218,239,900

Acquisition of treasury stock based on the resolution of the board of directors	—	265,276,121
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	124
Retirement of treasury stock	(279,228,000)	(279,228,000)

As of March 31, 2015	4,085,772,000	204,288,145

On August 6, 2014, the board of directors resolved that NTT DOCOMO, INC. may repurchase up to 206,489,675 outstanding shares of its common stock for an amount in total not exceeding ¥350,000 million from during the period from August 7, 2014 through September 3, 2014. Based on this resolution, NTT DOCOMO, INC. repurchased 181,530,121 shares of its common stock for a total purchase price of ¥307,694 million between August 2014 and September 2014.

On October 31, 2014, the board of directors resolved that NTT DOCOMO, INC. may repurchase up to 138,469,879 outstanding shares of its common stock for an amount in total not exceeding ¥192,306 million from during the period from November 1, 2014 through March 31, 2015. Based on this resolution, NTT DOCOMO, INC. repurchased 83,746,000 shares of its common stock for a total purchase price of ¥165,342 million between November 2014 and March 2015.

The aggregate number and price of shares repurchased from NTT DOCOMO, INC. parent company, NTT, were 176,991,100 shares and ¥300,000 million, respectively for the fiscal year ended March 31, 2015.

The aggregate number and price of shares repurchased for the fiscal year ended March 31, 2015 were as follows:

Year ended March 31,	Shares	Millions of yen
2015	265,276,245	473,036

Based on the resolution of the board of directors, NTT DOCOMO, INC. retired its own shares held as treasury stock as shown in the following table for the fiscal year ended March 31 2015.

Date of the resolution of the board of directors	Shares	Millions of yen
March 27, 2015	279,228,000	490,986

The Companies Act and related ordinance provide that in case the aggregate purchase price of the retired shares exceeds the balance of “Additional paid-in capital,” “Additional paid-in capital” shall be reduced to zero and the remaining balance shall be deducted from the balance of “Retained earnings” on non-consolidated balance sheet.

The share retirement for the fiscal year ended March 31, 2015 resulted in decreases of “Additional paid-in capital” by ¥393,092 million and “Retained earnings” by ¥97,894 million on the consolidated balance sheets in response to the treatment described above. There were no changes in the number of authorized shares.

(c) Accumulated other comprehensive income (loss)

Changes in accumulated other comprehensive income (loss)—

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Millions of yen
	2013
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)

Other comprehensive income (loss)	26,786	31	34,066	(5,466)	55,417

Balance as of March 31, 2013	¥36,372	¥(80)	¥(49,907)	¥(35,497)	¥(49,112)

	Millions of yen
	2014
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2013	¥36,372	¥(80)	¥(49,907)	¥(35,497)	¥(49,112)

Other comprehensive income (loss) before reclassifications	8,751	(76)	31,653	15,290	55,618
Amounts reclassified from accumulated other comprehensive income (loss)	(84)	59	6,010	(2,708)	3,277

Other comprehensive income (loss)	8,667	(17)	37,663	12,582	58,895

Less: other comprehensive (income) loss attributable to noncontrolling interests	(1)	—	(193)	1	(193)

Balance as of March 31, 2014	¥45,038	¥(97)	¥(12,437)	¥(22,914)	¥9,590

	Millions of yen
	2015
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2014	¥45,038	¥(97)	¥(12,437)	¥(22,914)	¥9,590

Other comprehensive income (loss) before reclassifications	22,468	(20)	29,678	(9,159)	42,967
Amounts reclassified from accumulated other comprehensive income (loss)	120	16	—	282	418

Other comprehensive income (loss)	22,588	(4)	29,678	(8,877)	43,385

Less: other comprehensive (income) loss attributable to noncontrolling interests	(6)	—	(370)	—	(376)

Balance as of March 31, 2015	¥67,620	¥(101)	¥16,871	¥(31,791)	¥52,599

Reclassifications out of accumulated other comprehensive income (loss) to net income—

Amounts reclassified out of accumulated other comprehensive income (loss) to net income and affected line items in the consolidated statement of income for the fiscal years ended March 31, 2014 and 2015 were as follows:

	Millions of yen
	Amounts reclassified out of accumulated other comprehensive income (loss) (*1)
	2014	2015	Affected line items in the consolidated statements of income
Unrealized holding gains (losses) on available-for-sale securities	¥(492)	¥14	“Other, net” of “Other income (expense)”
	657	(201)	“Equity in net income (losses) of affiliates”

	165	(187)	Pre-tax amount
	(81)	67	Tax benefit (expense)

	84	(120)	Net-of-tax amount

Unrealized gains (losses) on cash flow hedges	(92)	(25)	“Equity in net income (losses) of affiliates”

	(92)	(25)	Pre-tax amount
	33	9	Tax benefit (expense)

	(59)	(16)	Net-of-tax amount

Foreign currency translation adjustment	(6)	—	“Other, net” of “Other income (expense)”
	(9,483)	—	“Equity in net income (losses) of affiliates”

	(9,489)	—	Pre-tax amount
	3,479	—	Tax benefit (expense)

	(6,010)	—	Net-of-tax amount

Pension liability adjustment	4,218	(439)	(*2)

	4,218	(439)	Pre-tax amount
	(1,510)	157	Tax benefit (expense)

	2,708	(282)	Net-of-tax amount

Total reclassified amounts	¥(3,277)	¥(418)	Net-of-tax amount

(*1)	Amounts in parentheses indicate decreased effects on net income.
(*2)	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost. See Note 17 “Employees’ retirement benefits” for additional details.

Tax effects on other comprehensive income (loss) —

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Millions of yen
	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥32,172	¥(11,492)	¥20,680
Less: Reclassification of realized gains and losses included in net income	9,890	(3,781)	6,109
Unrealized gains (losses) on cash flow hedges	48	(17)	31
Foreign currency translation adjustment	45,531	(11,490)	34,041
Less: Reclassification of realized gains and losses included in net income	241	(86)	155
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(9,172)	3,277	(5,895)
Less: Amortization of prior service cost	(2,271)	813	(1,458)
Less: Amortization of actuarial gains and losses	2,812	(1,007)	1,805
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥79,376	¥(23,828)	¥55,548

Unrealized holding gains on available-for-sale securities, foreign currency translation gains and actuarial losses, net of tax, attributable to noncontrolling interests were ¥3 million, ¥130 million and ¥(2) million, respectively, for the fiscal year ended March 31, 2013.

	Millions of yen
	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥13,574	¥(4,823)	¥8,751
Less: Reclassification of realized gains and losses included in net income	(165)	81	(84)
Unrealized gains (losses) on cash flow hedges	(119)	43	(76)
Less: Reclassification of realized gains and losses included in net income	92	(33)	59
Foreign currency translation adjustment	36,447	(4,794)	31,653
Less: Reclassification of realized gains and losses included in net income	9,489	(3,479)	6,010
Pension liability adjustment
Actuarial gains (losses) arising during period, net	18,585	(6,656)	11,929
Prior service cost arising during period, net	5,235	(1,874)	3,361
Less: Amortization of prior service cost	(2,270)	813	(1,457)
Less: Curtailment gain	(5,131)	1,837	(3,294)
Less: Amortization of actuarial gains and losses	3,058	(1,095)	1,963
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥78,920	¥(20,025)	¥58,895

Unrealized holding gains on available-for-sale securities, foreign currency translation gains and actuarial losses, net of tax, attributable to noncontrolling interests were ¥1 million, ¥193 million and ¥(1) million, respectively, for the fiscal year ended March 31, 2014.

	Millions of yen
	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥34,890	¥(12,422)	¥22,468
Less: Reclassification of realized gains and losses included in net income	187	(67)	120
Unrealized gains (losses) on cash flow hedges	(31)	11	(20)
Less: Reclassification of realized gains and losses included in net income	25	(9)	16
Foreign currency translation adjustment	37,371	(7,693)	29,678
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(14,258)	5,099	(9,159)
Less: Amortization of prior service cost	(1,392)	498	(894)
Less: Amortization of actuarial gains and losses	1,719	(615)	1,104
Less: Amortization of transition obligation	112	(40)	72

Total other comprehensive income (loss)	¥58,623	¥(15,238)	¥43,385

Unrealized holding gains on available-for-sale securities and foreign currency translation gains, net of tax, attributable to noncontrolling interests were ¥6 million and ¥370 million, respectively, for the fiscal year ended March 31, 2015.